Summary of significant accounting policies (Narrative) (Details) - USD ($)	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Recovery of development costs		$ 41,546	$ 130,069
Patents [Member]
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Estimated useful life	5 years